American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2021

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.0%
Inflation-Adjusted Bond Fund G Class	6,695,700	84,968,429
NT Diversified Bond Fund G Class	50,401,212	562,981,537
NT High Income Fund G Class	9,972,080	99,720,804
Short Duration Fund G Class	26,761,433	280,459,815
Short Duration Inflation Protection Bond Fund G Class	18,504,924	203,924,264
		1,232,054,849
Domestic Equity Funds — 32.5%
NT Disciplined Growth Fund G Class	4,423,580	69,848,332
NT Equity Growth Fund G Class	7,426,605	94,095,091
NT Focused Large Cap Value Fund G Class	17,551,194	228,516,550
NT Growth Fund G Class	4,677,074	104,532,613
NT Heritage Fund G Class	2,855,100	46,994,938
NT Mid Cap Value Fund G Class	6,878,748	102,974,860
Small Cap Growth Fund G Class	868,094	24,523,644
Small Cap Value Fund G Class	2,194,170	25,057,422
Sustainable Equity Fund G Class	4,051,082	174,196,539
		870,739,989
International Fixed Income Funds — 11.8%
Emerging Markets Debt Fund G Class	2,904,315	30,814,782
Global Bond Fund G Class	21,425,851	224,114,397
International Bond Fund G Class	4,389,174	61,185,083
		316,114,262
International Equity Funds — 9.7%
NT Global Real Estate Fund G Class	2,132,308	26,035,482
NT International Growth Fund G Class	7,031,205	103,639,967
NT International Small-Mid Cap Fund G Class	852,432	12,624,515
NT International Value Fund G Class	11,324,909	118,685,049
		260,985,013
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,162,974,740)		2,679,894,113
OTHER ASSETS AND LIABILITIES†		2,462
TOTAL NET ASSETS — 100.0%		$2,679,896,575

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Company Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
Inflation-Adjusted Bond Fund	$41,075	$8,378	$1,878	$5,316	$84,968	6,696	$10	$382
NT Diversified Bond Fund	269,873	109,600	33,381	1,784	562,982	50,401	(430)	13,951
NT High Income Fund	46,940	12,554	6,638	4,977	99,721	9,972	(217)	3,922
Short Duration Fund	—	287,688	9,691	2,463	280,460	26,761	3	2,269
Short Duration Inflation Protection Bond Fund	93,459	29,558	10,034	11,575	203,924	18,505	25	1,662
NT Disciplined Growth Fund	34,503	14,637	9,116	11,939	69,848	4,424	738	8,892
NT Equity Growth Fund	45,682	16,140	15,706	22,902	94,095	7,427	1,477	10,039
NT Focused Large Cap Value Fund(4)	107,655	27,129	42,434	66,547	228,517	17,551	6,400	5,586
NT Growth Fund	50,799	22,304	19,000	32,942	104,533	4,677	2,941	11,119
NT Heritage Fund	23,574	7,296	9,471	15,305	46,995	2,855	2,206	4,358
NT Mid Cap Value Fund	48,715	10,790	22,535	32,520	102,975	6,879	5,329	2,663
Small Cap Growth Fund	12,567	2,981	5,765	7,026	24,524	868	1,100	2,376
Small Cap Value Fund	12,346	1,482	11,423	11,575	25,057	2,194	1,254	236
Sustainable Equity Fund	83,720	16,790	31,056	43,442	174,197	4,051	4,994	2,034
Emerging Markets Debt Fund	15,488	3,327	2,025	898	30,815	2,904	38	919
Global Bond Fund	104,420	34,302	7,138	4,991	224,114	21,426	1	1,500
International Bond Fund	30,837	7,966	4,477	3,793	61,185	4,389	171	1,422
NT Global Real Estate Fund	12,745	1,824	3,206	5,489	26,035	2,132	355	433
NT International Growth Fund	49,371	9,887	12,918	31,751	103,640	7,031	2,403	3,252
NT International Small-Mid Cap Fund	6,558	468	1,660	3,590	12,624	852	327	467
NT International Value Fund	55,362	16,118	27,236	25,191	118,685	11,325	1,877	3,513
U.S. Government Money Market Fund	121,711	23,263	254,803	—	—	—	—	57
	$1,267,400	$664,482	$541,591	$346,016	$2,679,894	213,320	$31,002	$81,052
(1)Underlying fund investments represent G Class.
(2)Ending value may include underlying fund investments transferred from One Choice® 2020 Portfolio to One Choice In Retirement Portfolio as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 2, 2020.
(3)Distributions received includes distributions from net investment income and from capital gains, if any.
(4)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.